Trade receivables (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-Interest Bearing Trade Receivables
Trade receivables and contract assets are non-interest bearing. Trade receivables generally have 30-90 day payment terms.

	At December 31,
	2021	2022	2023
	(in thousands)
Trade receivables	$16,876	$11,243	$10,803
Contract assets	789	176	497
Provision for credit notes to be issued	(465)	(225)	(164)
Provisions on trade receivables	(2,789)	(2,524)	(2,524)
Net trade receivables	$14,411	$8,670	$8,612

Schedule of Movements in the Provision for Impairment of Receivables

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2021	$834	$809	$1,643	$89	$1,554
Arising (released) during the year	(28)	850	822	—	—
Released (used) during the year	—	(90)	(90)	—	—
Released (unused) during the year	—	(238)	(238)	—	—
At December 31, 2021	806	1,331	2,137	—	2,137
Arising (released) during the year	(101)	428	327	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	—	(191)	(191)	—	—
At December 31, 2022	705	1,568	2,273	77	2,196
Arising (released) during the year	107	257	364	—	—
Released (used) during the year	(48)	(76)	(124)	—	—
Released (unused) during the year	—	(291)	(291)	—	—
At December 31, 2023	$764	$1,458	$2,222	$—	$2,222

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2021	2022	2023
	(in thousands)
At January 1,	$2,724	$2,789	$2,524
Charge for the year	65	—	—
Utilized amounts	—	(265)	—
Unutilized amounts	—	—	—
At year end	$2,789	$2,524	$2,524

Aging Analysis of Trade Receivables That Were Not Impaired
As at year end, the aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2021	$14,411	$13,587	$241	$—	$—	$583
At December 31, 2022	$8,670	$8,367	$209	$94	$—	$—
At December 31, 2023	$8,612	$6,532	$1,919	$101	$4	$56